RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2018	Jan. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Expenses paid by related parties			$ 0	$ 18,626	$ 30,571
Repayments to related parties			0	(40,825)	(227,867)
Due to related parties			76,703	0	120,000
Proceeds from issuance of common shares			0	$ 150,010	50,400
Vago International Limited [Member]
Common stock shares issued	66,020
Cancellation of debt	$ 19,806
Ownership percentage	10.00%			10.00%
John David Milroy [Member]
Promissory notes, issued	$ 30,000			$ 30,000	0
Notes payable	0			0	75,425
Accrued Interest	0			0	19,543
Unamortized debt discount	$ 0			0	14,119
Borrowed loans with attached shares of warrants				$ 85,000	$ 70,000
Debt attached with shares of warrants				500,000	350,000
Common stock shares issued	380,130
Cancellation of debt	$ 114,039
Yongbiao Ding [Member]
Common stock shares issued				600,000
Proceeds from issuance of common shares				$ 72,000
Ruby Hui [Member]
Common stock shares issued	113,723
Cancellation of debt	$ 34,117
Ownership percentage	5.00%			5.00%
Mr. Lee [Member]
Promissory notes, issued	$ 0			$ 0	$ 101,126
Notes payable	0			0	246,690
Accrued Interest	0			0	62,138
Unamortized debt discount	0			0	74,778
Borrowed loans with attached shares of warrants				$ 214,414	$ 214,414
Debt attached with shares of warrants				1,072,385	1,072,385
Management services fees			30,000	$ 66,000	$ 120,000
Expenses paid by related parties			22,237	18,744	30,571
Repayments to related parties			10,056	50,701	63,816
Advanced	$ 291		16,523	291	22,565
Due to related parties			$ 136,703	60,000	534,529
Common stock shares issued	2,869,764
Cancellation of debt	$ 860,929
Dr. Moore [Member]
Promissory notes, issued	20,000			20,000	0
Notes payable	0			0	112,606
Accrued Interest	0			0	27,180
Unamortized debt discount	$ 0			0	14,574
Borrowed loans with attached shares of warrants				$ 120,000	$ 100,000
Debt attached with shares of warrants				600,000	500,000
Common stock shares issued	534,578
Cancellation of debt	$ 160,373
Chief Financial Officer [Member] | Yongbiao Ding [Member]
Common stock shares issued		600,000
Proceeds from issuance of common shares		$ 72,000
Price per share		$ 0.12
Dong Liang [Member]
Common stock shares issued	715,113
Cancellation of debt	$ 214,514
First Scion Investments Limited [Member]
Common stock shares issued	7,390,709
Cancellation of debt	$ 2,217,213
Ownership percentage	5.00%			5.00%